Recorded Severance Liability (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Beginning of Year	$ 800	$ 875	$ 757
Charged to Expense	417	551	531
Payments	(583)	(619)	(406)
Other	22	(7)	(7)
End of Year	$ 656	$ 800	$ 875